S000017037 [Member] Expense Example - Moderate Strategy Fund - Moderate Strategy Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 85
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	567
Expense Example, with Redemption, 10 Years	$ 1,284